Summary of Significant Accounting Policies (Details) - Schedule of Doubtful Accounts for Accounts Receivable and Contract Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Doubtful Accounts For Accounts Receivable And Contract Assets Abstract
Balance as of January 1	$ 12,881	$ 13,049
(Reversal of provision) Provisions for doubtful accounts	(9)	(153)
Write offs
Changes due to foreign exchange		(15)
Balance as of December 31	$ 12,872	$ 12,881